SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total assets and liabilities of VIEs
Cash and cash equivalents	$ 13,291,063	$ 40,097,545	$ 86,011,952	$ 18,757,853
Accounts receivable	1,452,864	1,993,962
Other receivables	5,149,844	6,921,738
Merchandise inventories	27,349,540	31,286,353
Property and equipment, net	46,528,057	43,236,593
Other non-current assets	249,903	833,427
TOTAL ASSETS	128,389,962	155,505,184
Accounts payable	19,063,827	23,867,229
Advances from customers	4,570,595	4,723,687
Accrued expenses	5,153,056	8,725,738
Other current liabilities	7,358,589	5,694,457
Income taxes payable	1,779,978	1,793,016
Total current liabilities	38,473,523	44,804,127
Basis of presentation
Net current assets	35,749,731
Short-term investments	20,682,480	20,631,910
Net loss	(22,432,150)	(33,262,516)	4,444,464
Net operating cash outflow	(10,989,901)	(19,709,258)	(5,874,045)
Merchandise inventory
Inventory write-downs and shortages	9,360,824	7,900,784	948,934
VIEs
Total assets and liabilities of VIEs
Initial term of technical consulting and information services agreement	10 years
Cash and cash equivalents	3,684,138	3,449,087
Accounts receivable	689,035	1,394,375
Other receivables	2,894,714	5,029,346
Merchandise inventories	7,668,644	2,756,050
Property and equipment, net	1,639,478	2,726,201
Other non-current assets	200,069	1,196,974
TOTAL ASSETS	16,776,078	16,552,033
Accounts payable	3,101,935	4,886,576
Advances from customers	1,345,714	1,790,998
Accrued expenses	281,152	5,378,698
Other current liabilities	1,955,777	4,142,652
Income taxes payable	34,718	107,032
Total current liabilities	$ 6,719,296	$ 16,305,956